Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative [Line Items]
Amount of Loss Recognized in OCI	$ 2,942	$ (959)	$ 24,001	$ (69,593)
Interest expense
Derivative [Line Items]
Amount of Loss Recognized in OCI	1,040	616	5,080	(9,610)
Amount of Loss Reclassified from Accumulated OCI to Interest Expense	$ (840)	$ (835)	$ (2,480)	$ (1,469)